Share-based Payment - Summary of Fair Values for Warrant Grants (Detail) - Warrants [member]	12 Months Ended
	Dec. 31, 2025 yr € / shares	Dec. 31, 2024 yr € / shares	Dec. 31, 2023 yr € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of warrants (years) | yr	6	6	6
Weighted average exercise price	€ 148.06	€ 122.48	€ 91.07
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	49.00%	50.00%	49.00%
Risk-free interest rate	2.00%	1.71%	2.40%
Fair value of warrants granted in the year	€ 56.45	€ 50.86	€ 37.34
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility			51.00%
Risk-free interest rate	2.32%	2.57%	2.97%
Fair value of warrants granted in the year	€ 87.55	€ 70.39	€ 52.03